4. Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
4. Intangible Assets

Note 4 Intangible Assets

Intangible assets (patents) consisted of the following at December 31, 2015 and December 31, 2014:

	December 31, 2015	December 31, 2014

Patents	$103,792	$61,690
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(20,618)	(15,271)
Patents - net	$83,174	$46,419

At December 31, 2015, future amortization of intangible assets was as follows:

Year Ending December 31
2016	$6,889
2017	6,919
2018	6,919
2019	6,919
2020	6,938
2021 and Thereafter	48,590
$83,174

Actual amortization expense in future periods could differ from these estimates as a result of future acquisitions, divestitures, impairments and other factors.